EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on November 25, 2015 (Accession No. 0001193125-15-388729) to the Prospectus dated November 30, 2015 for Cohen & Steers Low Duration Preferred and Income Fund, Inc.